U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

December 1, 2004

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Trust for Professional Managers (the “Trust”)
       File Nos. 333-62298 and 811-10401

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust, on behalf of its series, the Conning Money Market Portfolio (the “Portfolio”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Portfolio dated December 4, 2004, filed electronically as Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A on November 24, 2004.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5344.

Sincerely yours,

/s/ Chad E. Fickett

Chad E. Fickett, Esq.